Information by segment	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Information by segment	Information by segment
The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who periodically reviews financial information at the country level. Thus, each of the separate countries in which the Company operates is considered an operating segment.
The Company has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico (including corporate operations), Guatemala, Nicaragua, Costa Rica and Panama), and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia, and Uruguay).

The Company determined that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to:(i) similarities of customer base, products, production processes and distribution processes and (ii) historical and projected financial and operating statistics, historically and according to the Company´s estimates the financial trends of the countries aggregated into an operating segment have behaved in similar ways and are expected to continue to do so.

Inter-segment revenues are not material and are eliminated upon consolidation. Each operating segment reported reflects figures net of intersegment revenues.

Segment disclosure for the Company’s consolidated operations is as follows:

2024	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 166,996	Ps. 112,797	Ps. 279,793
Intercompany revenue	10,180	5	10,185
External Revenues	Ps. 156,816	Ps. 112,792	Ps. 269,608
Cost of goods sold	86,214	64,843	151,057
Gross profit	Ps. 80,782	Ps. 47,954	Ps. 128,736
Administrative Expenses	9,715	3,963	13,678
Selling Expenses	44,095	30,328	74,423
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	25,037	10,974	36,011
Depreciation and amortization	Ps. 7,597	Ps. 4,530	Ps. 12,127
Non-cash items other than depreciation and amortization	2,341	1,596	3,937
Equity in earnings (loss) of associated companies and joint ventures	Ps. 255	Ps. 51	Ps. 306
Total assets	187,417	120,569	307,986
Investments in associate companies and joint ventures	Ps. 9,037	Ps. 1,196	Ps. 10,233
Total liabilities	118,616	38,829	157,445
Capital expenditures, net (3)	Ps. 19,772	Ps. 9,644	Ps. 29,416

2023	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 149,362	Ps. 95,726	Ps. 245,088
Intercompany revenue	8,427	26	8,453
External Revenues	Ps. 140,935	Ps. 95,700	Ps. 236,635
Cost of goods sold	77,698	56,530	134,228
Gross profit	Ps. 71,665	Ps. 39,195	Ps. 110,860
Administrative Expenses	9,500	3,320	12,820
Selling Expenses	38,843	24,435	63,278
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	18,152	10,640	28,792
Depreciation and amortization	Ps. 6,788	Ps. 3,743	Ps. 10,531
Non-cash items other than depreciation and amortization	864	843	1,707
Equity in earnings (loss) of associated companies and joint ventures	Ps. 206	Ps. 9	Ps. 215
Total assets	168,011	105,509	273,520
Investments in associate companies and joint ventures	Ps. 7,963	Ps. 1,283	Ps. 9,246
Total liabilities	104,898	34,917	139,815
Capital expenditures, net (3)	13,415	7,981	21,396

2022	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 131,002	Ps. 95,738	Ps. 226,740
Intercompany revenue	6,487	2	6,489
External Revenues	Ps. 124,515	Ps. 95,736	Ps. 220,251
Cost of goods sold	68,967	57,473	126,440
Gross profit	Ps. 62,035	Ps. 38,265	Ps. 100,300
Administrative Expenses	7,872	3,391	11,263
Selling Expenses	32,956	24,762	57,718
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,797	9,990	25,787
Depreciation and amortization	Ps. 6,424	Ps. 4,001	Ps. 10,425
Non-cash items other than depreciation and amortization	957	781	1,738
Equity in earnings (loss) of associated companies and joint ventures	Ps. 417	Ps. (31)	Ps. 386
Total assets	172,711	105,284	277,995
Investments in associate companies and joint ventures	Ps. 6,925	Ps. 1,527	Ps. 8,452
Total liabilities	113,554	32,565	146,119
Capital expenditures, net (3)	11,759	7,906	19,665
(1) Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 135,906, Ps. 122,615 and Ps. 106,911 during the years ended December 31, 2024, 2023 and 2022, respectively. Domestic (Mexico only) total assets were Ps. 159,498, Ps. 146,253 and Ps. 152,236 as of December 31, 2024, 2023 and 2022, respectively. Domestic (Mexico only) total liabilities were Ps. 109,855, Ps. 98,652 and Ps. 108,073 as of December 31, 2024, 2023 and 2022, respectively.
(2) South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 74,126, Ps. 66,963 and Ps. 63,944 during the years ended December 31, 2024, 2023 and 2022, respectively. Brazilian total assets were Ps. 83,899, Ps. 77,513 and Ps. 77,026 as of December 31, 2024, 2023 and 2022, respectively. Brazilian total liabilities were Ps. 26,629, Ps. 26,571 and Ps. 24,003 as of December 31, 2024, 2023 and 2022, respectively. South America revenues also include Colombian revenues of Ps. 20,995 Ps. 17,680 and Ps. 16,799 during the years ended December 31, 2024, 2023 and 2022, respectively. Colombian total assets were Ps. 19,835, Ps. 17,753 and Ps. 14,607 as of December 31, 2024, 2023 and 2022, respectively. Colombian total liabilities were Ps. 6,150, Ps. 5,337 and Ps. 3,902 as of December 31, 2024, 2023 and 2022, respectively. South America revenues also include Argentine revenues of Ps. 12,557, Ps. 6,668 and Ps. 10,917 during the years ended December 31, 2024, 2023 and 2022, respectively. Argentine total assets were Ps. 9,324, Ps. 4,304 and Ps. 7,344 as of December 31, 2024, 2023 and 2022, respectively. Argentine total liabilities were Ps. 3,677, Ps. 1,456 and Ps. 2,378 as of December 31, 2024, 2023 and 2022, respectively. South America revenues also include Uruguay revenues of Ps. 5,119, Ps. 4,415 and Ps. 4,078 during the years ended on December 31, 2024, 2023 and 2022, respectively. Uruguay total assets were Ps. 7,511, Ps. 5,939 and Ps. 6,307 as of December 31, 2024, 2023 and 2022, respectively. Uruguay total liabilities were Ps. 2,374, Ps. 1,553 and Ps. 2,282, as of December 31, 2024, 2023 and 2022, respectively.
(3) Includes disposals of property, plant and equipment, intangible assets and other long-lived assets of 2024 is Ps. 137, 2023 Ps. 93 and 2022 Ps. 250